Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Acquisitions
Note 4 – Acquisitions
In January 2020, the Company acquired all of the issued and outstanding capital stock of LMTS Holding SCA (“CIRC”), a micromobility company based in Berlin with operations throughout Europe and the Middle East. The purpose of the acquisition is to further establish the Company’s presence in the Europe, Middle East, and Africa (“EMEA”) region. The results of CIRC’s operations, including revenues and expenses, are included in the statement of operations for the Company from the date of the transaction. The acquisition was accounted for as a business combination under ASC 805,
Business Combinations
. The Company acquired CIRC for
$190.0 million of
Series D and Series

D-2

Redeemable Convertible Preferred Stock
. Assets acquired included $68.7 million of cash and $5.5 million of intangible assets.
Goodwill is attributable to the assembled workforce and the expected synergies from the acquisition. The purchase price was allocated to the assets acquired and the liabilities assumed based on estimated fair values as of the acquisition date as follows (in thousands):

Fair Value
Assets acquired:
Current assets	$68,667
Vehicles	140
Intangible assets:
Customer relationships	1,621
Government relationships	3,838
Net liabilities assumed	(975)

Total assets acquired, net	$73,291

Total purchase price	$190,000

Goodwill	$116,709

The Company incurred certain expenses related directly and indirectly to the CIRC acquisition of $3.5 million, which

we
re

recognized in the consolidated statement of operations for the nine months ended September 30, 2020.

Note 5 — Acquisitions
On January 27, 2020, the Company acquired all of the issued and outstanding capital stock of LMTS Holding SCA (“CIRC”), a micromobility company based in Berlin with operations throughout Europe and the Middle East. The purpose of the acquisition is to further establish the Company’s presence in the EMEA region. The results of CIRC’s operations for the year ended December 31, 2020, including revenues and expenses, is included in the Statement of Operations for the Company from the date of the transaction. The acquisition was accounted for as a business combination under ASC 805,
Business Combinations
. The Company acquired CIRC for $190.0 million of Series D and Series
D-2
Redeemable Convertible Preferred Stock. Assets acquired included $68.7 million of cash and $5.5 million of intangible assets. Goodwill is attributable to the assembled workforce and the expected synergies from the acquisition. The purchase price was allocated to the assets acquired and the liabilities assumed based on estimated fair values as of the acquisition date as follows (in thousands):

Fair Value
Assets acquired:
Current assets	$68,667
Vehicles	140
Intangible assets:
Customer relationships	1,621
Government relationships	3,838
Net liabilities assumed	(975)

Total assets acquired, net	$73,291

Total purchase price	$190,000

Goodwill	$116,709

The Company incurred certain expenses related directly and indirectly related to the CIRC acquisition of $3.5 million which was recognized in the consolidated statement of operations for the year ended December 31, 2020.

On July 11, 2019, the Company purchased substantially all of the assets of Scoot Networks, Inc. (“Scoot”), a micromobility company based in San Francisco. The acquisition was accounted for as a business combination under ASC 805, Business Combinations. The purchase price for Scoot was $8.6 million, which was paid for via $0.5 million in cash consideration and the issuance of a $8.3 million convertible note, with a $0.2 million debt discount recognized at the consummation of the acquisition. Goodwill of $1.3 million was not tax deductible. During the year ended December 31, 2019, the Company converted the convertible notes from the acquisition into 640,261 shares of Series
D-1
Redeemable Convertible Preferred Stock. Pro forma results were not material for all periods presented.